Quarterly Report
July 31, 2021
MFS®  Total Return
Bond Fund
RBF-Q1

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.5%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$26,024,000	$26,259,871
Boeing Co., 5.15%, 5/01/2030	6,921,000	8,241,450
Boeing Co., 5.705%, 5/01/2040	6,480,000	8,419,820
Boeing Co., 5.805%, 5/01/2050	6,309,000	8,605,380
TransDigm, Inc., 4.625%, 1/15/2029 (n)	20,143,000	20,092,643
		$71,619,164
Asset-Backed & Securitized – 19.4%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 1.426% (LIBOR - 3mo. + 1.3%), 1/15/2028 (n)	$16,000,000	$16,011,104
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,151,832
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.243% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	23,055,000	23,069,432
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	9,341,000	9,343,924
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.593% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	19,816,681
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	4,022,016
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.909% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,217,513
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 1.959% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,500,963
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.209% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,777,686
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	3,726,500	3,733,491
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.043% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,429,083
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.693% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,740,890
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.18% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	3,683,036	3,680,771
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.71% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,696,353
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.06% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,709,360
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.81% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,135,619
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.488% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,662,134
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.384% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,754,841
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.793% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	3,947,634
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.193% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	3,770,000	3,742,657
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.093% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	852,053	852,053
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.443% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,784,753
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.709% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	25,904,217
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.459% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,835,901
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	9,927,998
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	2,196,022	220
Bayview Commercial Asset Trust, FLR, 0.554% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	142,434	136,576
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	861,316	933,617
BDS Ltd., 2019-FL4, “A”, FLR, 1.191% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	15,377,000	15,367,897
BDS Ltd., 2019-FL4, “C”, FLR, 2.091% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,841,715
BDS Ltd., 2021-FL7, “B”, FLR, 1.591% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	5,156,306
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	29,461,421
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	8,225,177	8,302,992
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.093% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,327,348
BSPRT Issuer Ltd., 2021-FL6, “B”, FLR, 1.693% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	15,127,985
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.143% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	5,318,190
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	7,163,040	7,320,192
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	2,488,123	2,526,176
BXMT Ltd., 2020-FL2, “B”, FLR, 1.56% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	6,104,500	6,100,679
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	17,471,899
BXMT Ltd., 2021-FL4, “B”, FLR, 1.643% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	38,265,711
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	22,529,536
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,175,901	8,418,255
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 1.45%, 1/25/2037 (d)(q)	1,245,706	559,096
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 2.03%, 3/25/2037 (d)(q)	1,311,287	653,208
CHCP 2021-FL1 Ltd., “B”, FLR, 1.81% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	4,562,000	4,567,682
CHCP 2021-FL1 Ltd., “C”, FLR, 2.26% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	5,174,424
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,826,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	$11,154,926	$11,933,361
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,660,043
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	2,950,673
CLNC Ltd., 2019-FL1, “B”, FLR, 2.061% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,236,832
CLNC Ltd., 2019-FL1, “C”, FLR, 2.562% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	10,147,935
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.825%, 11/07/2030 (n)	28,014,809	28,014,809
Columbia Cent CLO 28 Ltd., “B-R”, 2.275%, 11/07/2030 (n)	17,835,205	17,835,187
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,473,532
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	18,261,461
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,197,535
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	10,331,522	10,339,503
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,338,894
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,925,741
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,256,712
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	29,865,130
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,167,389
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,995,974
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.526% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,258,568
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.926% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,378,474
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 1.576% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,947,416
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 2.184% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	16,518,579
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	9,572,000	9,681,023
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,588,249
Flagship CLO, 2014-8A, “CRR”, FLR, 1.926% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,589,549
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.945% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	8,862,301	8,858,384
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 1.556% (LIBOR - 3mo. + 1.4%), 11/15/2026 (n)	8,043,105	8,050,979
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.835% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	6,670,000	6,672,521
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	2,112,920	2,123,530
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	163,791	173,639
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.213% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	3,769,736	3,770,935
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,420,110
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	37,075,961	40,589,824
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.834% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,777,150
IMPAC CMB Trust, FLR, 0.829% (LIBOR - 1mo. + 0.74%), 11/25/2034	31,075	31,387
IMPAC CMB Trust, FLR, 1.009% (LIBOR - 1mo. + 0.92%), 11/25/2034	15,538	15,842
IMPAC Secured Assets Corp., FLR, 0.789% (LIBOR - 1mo. + 0.35%), 5/25/2036	43,997	43,876
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.939% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	3,696,464	3,702,252
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	14,093,708
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,515,850
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,811,969
JPMorgan Chase Commercial Mortgage Securities Corp., 5.652%, 7/15/2042 (n)	536,212	441,965
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	14,234,821
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.091% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,433,602
LCCM 2021-FL2 Trust, “C”, FLR, 2.248% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	8,230,108
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,675,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.643% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,676,475
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.043% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,498,300
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.693% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,325,059
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.543% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,073,169
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.463% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,159,800	4,155,894
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.843% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	23,256,279
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.093% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	8,434,621
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.129% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	24,259,219
Merrill Lynch Mortgage Investors, Inc., 3.96%, 2/25/2037 (a)(d)	1,876,622	341,854
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.482% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	7,150,000	7,154,476
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.562% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	37,395,000	37,418,316
MF1 CLO Ltd., 2019-FL2, “C”, FLR, 2.132% (LIBOR - 1mo. + 2.0%), 12/25/2034 (n)	5,000,000	5,003,130
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	10,677,169
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.259% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,764,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.78% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	$31,520,702	$31,524,642
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,698,509
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	29,002,244
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 2.184%, 4/20/2034 (n)	9,973,559	9,983,762
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 1.526% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,989,960
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	8,044,659
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.476% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	13,244,991
Ownit Mortgage Loan Asset-Backed Certificates, 3.032%, 10/25/2035	542,445	383,333
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,233,447
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.055% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,459,677
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.884% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,701,166
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.884% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,966,854
PFP III Ltd., 2021-7, “B”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,860,056
PFP III Ltd., 2021-7, “C”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,767,839
Preferred Term Securities XIX Ltd., CDO, FLR, 0.469% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	3,118,406	2,740,455
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.195% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,113	13,187,032
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 2.126% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	16,971,661
Residential Funding Mortgage Securities, Inc., FGIC, 4.931%, 12/25/2035	178,032	176,866
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	8,857,000	8,947,440
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,308,590
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	3,142,282	3,186,661
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	3,747,056	3,807,335
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.784% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,994,104
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.189% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	8,255,500	8,270,944
Thornburg Mortgage Securities Trust, FLR, 0.769% (LIBOR - 1mo. + 0.68%), 4/25/2043	1,359	1,377
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.625% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,263,134
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	37,162,237
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	21,000,508
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	16,742,279
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	42,655,129
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	3,437,916	3,445,307
Voya CLO Ltd., 2012-4A, “A2AR”, FLR, 2.026% (LIBOR - 3mo. + 1.90%), 10/15/2030 (n)	6,560,000	6,593,791
Voya CLO Ltd., 2016-4A, “CR”, FLR, 2.284% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	20,304,478	20,294,245
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,858,285
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,241,098
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	27,926,342
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	15,101,710
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,603,627
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	36,046,303
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	45,595,943
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	15,596,000	15,866,233
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,654,653
		$1,660,609,184
Automotive – 0.3%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$8,065,000	$8,320,622
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	12,512,648
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	4,856,000	5,525,451
		$26,358,721
Broadcasting – 0.7%
Discovery, Inc., 4.65%, 5/15/2050	$10,212,000	$12,121,308
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	18,696,221
WMG Acquisition Corp., 3%, 2/15/2031 (n)	26,820,000	25,977,584
		$56,795,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 3/02/2027	$16,801,000	$18,527,594
E*TRADE Financial Corp., 3.8%, 8/24/2027	18,580,000	20,947,718
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	10,003,481
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	5,422,000	6,144,172
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,498,000	6,554,858
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	3,000,000	2,907,813
LPL Holdings, Inc., 4%, 3/15/2029 (n)	26,786,000	27,187,790
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	18,313,322
		$110,586,748
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$11,131,500
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	2,267,564
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	5,519,000	5,706,660
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	17,891,100
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	15,005,334
Vulcan Materials Co., 3.5%, 6/01/2030	8,881,000	9,900,367
		$61,902,525
Business Services – 1.2%
Equinix, Inc., 1.8%, 7/15/2027	$8,840,000	$9,017,077
Equinix, Inc., 2.15%, 7/15/2030	20,521,000	20,643,161
Fiserv, Inc., 3.5%, 7/01/2029	16,847,000	18,816,758
Fiserv, Inc., 2.65%, 6/01/2030	9,936,000	10,448,470
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	27,760,875
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	1,921,000	2,031,846
Switch Ltd., 4.125%, 6/15/2029 (n)	13,060,000	13,455,065
		$102,173,252
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$18,670,000	$19,575,495
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	17,665,000	18,548,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	12,071,862
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	8,680,837
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,170,000	17,212,925
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	16,744,650
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	16,225,000	17,768,812
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	16,135,475
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	10,795,011
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	7,187,068
		$144,720,385
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$13,955,000	$13,728,231
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$32,758,354
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,635,000	$26,072,452
Conglomerates – 0.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$9,241,400
Carrier Global Corp., 3.577%, 4/05/2050	26,852,000	29,866,924
Otis Worldwide Corp., 2.565%, 2/15/2030	8,181,000	8,643,513
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	7,226,000	7,827,957
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	24,064,107
		$79,643,901

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.5%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$38,107,000	$40,192,941
Consumer Services – 0.3%
Booking Holdings, Inc., 3.65%, 3/15/2025	$21,404,000	$23,368,229
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$23,924,025
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$12,744,000	$14,131,655
Broadcom, Inc., 4.75%, 4/15/2029	11,269,000	13,232,953
Broadcom, Inc., 4.15%, 11/15/2030	21,844,000	24,759,895
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,208,000	15,127,725
Sensata Technologies B.V., 5%, 10/01/2025 (n)	18,485,000	20,633,881
Sensata Technologies B.V., 4%, 4/15/2029 (n)	10,115,000	10,380,519
		$98,266,628
Emerging Market Quasi-Sovereign – 0.7%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$25,026,000	$24,175,598
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	20,964,000	21,238,041
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	11,718,000	12,060,752
		$57,474,391
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$19,335,000	$19,808,901
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$8,246,000	$9,422,573
Energean Israel Finance Ltd., 4.875%, 3/30/2026	16,253,000	16,613,817
Energean Israel Finance Ltd., 5.375%, 3/30/2028	3,720,000	3,800,174
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	11,052,000	12,170,860
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	12,365,654
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	20,254,000	20,660,376
		$75,033,454
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$14,254,193
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,075,000	15,094,286
Exxon Mobil Corp., 4.227%, 3/19/2040	6,373,000	7,780,135
		$37,128,614
Entertainment – 0.2%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$17,015,000	$17,100,075
Financial Institutions – 1.3%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$18,533,000	$19,831,152
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	12,467,000	14,594,235
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	16,653,828
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	13,351,864
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	11,944,000	11,999,548
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,349,000	8,034,044
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,807,000	10,905,438
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	14,072,333	14,142,695
		$109,512,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$16,947,000	$21,723,673
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	4,000,000	4,502,556
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,299,000	20,383,834
Aramark Services, Inc., 5%, 2/01/2028 (n)	13,005,000	13,510,634
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	23,095,213
		$83,215,910
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,310,000	$6,884,525
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,146,000	5,811,378
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	5,000,000	5,786,900
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	26,645,000	26,578,387
Las Vegas Sands Corp., 3.5%, 8/18/2026	9,609,000	10,121,758
Marriott International, Inc., 5.75%, 5/01/2025	6,785,000	7,829,298
Marriott International, Inc., 4.625%, 6/15/2030	5,794,000	6,709,052
Marriott International, Inc., 2.85%, 4/15/2031	9,072,000	9,291,129
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	14,018,213
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	16,855,000	17,727,078
		$110,757,718
Insurance - Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$14,562,053
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	19,672
American International Group, Inc., 3.75%, 7/10/2025	17,044,000	18,780,649
American International Group, Inc., 3.9%, 4/01/2026	7,197,000	8,015,406
American International Group, Inc., 4.7%, 7/10/2035	4,748,000	5,908,742
Aon Corp., 3.75%, 5/02/2029	22,369,000	25,396,555
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	17,967,611
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	7,257,000	7,743,457
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	17,671,000	18,844,751
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	7,359,000	8,198,547
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	12,768,846
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	21,556,000	27,083,362
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,991,000	2,520,641
		$167,810,292
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$8,639,718
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$3,362,623
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	8,743,860
		$12,106,483
Major Banks – 7.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$11,240,000	$12,350,462
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	10,125,568
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	41,105,942
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	14,670,000	14,479,693
Bank of America Corp., 4.443%, 1/20/2048	22,029,000	27,692,473
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,667,850
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	17,284,139
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	15,819,436
Barclays PLC, 4.375%, 1/12/2026	4,620,000	5,210,667
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	9,206,433
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,932,683
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	7,279,000	7,603,377
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	10,358,000	11,268,486
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	16,680,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	$10,111,000	$10,199,471
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	26,344,560
JPMorgan Chase & Co., 3.125%, 1/23/2025	14,413,000	15,490,055
JPMorgan Chase & Co., 2.95%, 10/01/2026	21,948,000	23,713,400
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	20,423,805
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	32,075,984
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,246,000	16,439,938
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	16,953,000	17,915,221
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	12,895,000	13,733,095
Lloyds Bank PLC, 3.75%, 1/11/2027	7,659,000	8,516,705
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	37,900,000	38,333,440
Morgan Stanley, 3.875%, 1/27/2026	12,582,000	14,107,325
Morgan Stanley, 3.125%, 7/27/2026	13,070,000	14,217,248
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,913,000	7,287,153
Morgan Stanley, 4.3%, 1/27/2045	1,794,000	2,241,130
Morgan Stanley, 4.375%, 1/22/2047	12,931,000	16,465,987
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	18,063,000	19,147,696
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	38,541,973
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	32,452,000	32,609,082
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	30,910,300
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,393,000	7,157,329
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,597,625
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	23,480,000	24,505,862
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	22,776,000	23,859,078
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	18,940,017
		$680,200,985
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$5,659,000	$6,028,367
Alcon, Inc., 3%, 9/23/2029 (n)	10,494,000	11,212,343
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,201,000	4,363,022
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	15,820,000	16,644,222
Cigna Corp., 2.4%, 3/15/2030	16,983,000	17,664,681
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,344,111
DaVita, Inc., 4.625%, 6/01/2030 (n)	16,525,000	17,082,719
HCA, Inc., 5.25%, 6/15/2026	13,993,000	16,302,456
HCA, Inc., 5.625%, 9/01/2028	27,935,000	33,591,837
HCA, Inc., 4.125%, 6/15/2029	14,251,000	16,265,773
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	9,151,000	11,448,279
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,612,745
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	11,138,789
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	28,240,738
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	11,096,811
Tower Health, 4.451%, 2/01/2050	22,087,000	19,823,083
		$233,859,976
Medical Equipment – 0.2%
Boston Scientific Corp., 4%, 3/01/2029	$17,459,000	$20,122,468
Metals & Mining – 0.9%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,327,000	$10,523,355
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,071,000	12,548,003
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,734,066
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	16,349,000	16,916,668
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	14,688,219
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	3,216,535
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	11,215,774
		$74,842,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.9%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$13,412,000	$14,468,195
Enbridge, Inc., 4.25%, 12/01/2026	16,077,000	18,264,861
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	29,388,000	29,097,955
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	10,774,121
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	8,559,893
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	9,787,185
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	16,975,310
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	32,426,000	34,786,605
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	4,765,000	5,404,444
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	4,956,000	5,796,042
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	11,866,000	12,414,802
		$166,329,413
Mortgage-Backed – 16.8%
Fannie Mae, 5.5%, 2/01/2023 - 12/01/2038	$6,457,636	$7,462,267
Fannie Mae, 2.41%, 5/01/2023	2,306,358	2,366,564
Fannie Mae, 2.55%, 5/01/2023	1,188,149	1,221,358
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	7,032,383	8,003,211
Fannie Mae, 5.25%, 8/01/2024	819,605	895,106
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	33,489,595	37,170,890
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	50,825,856	54,909,999
Fannie Mae, 2.563%, 12/25/2026	10,811,640	11,682,736
Fannie Mae, 3.95%, 1/01/2027	611,345	688,174
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	40,582,155	43,154,071
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	3,559,032	3,730,652
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	67,704	78,633
Fannie Mae, 3%, 2/25/2033 (i)	1,742,729	168,307
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,696,194	3,182,361
Fannie Mae, 3.25%, 5/25/2040	618,887	673,488
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	56,434,384	61,776,397
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,412,993	1,453,698
Fannie Mae, 4%, 7/25/2046 (i)	1,672,721	311,384
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 7/01/2050	26,850,790	28,289,886
Fannie Mae, UMBS, 5.5%, 5/01/2044	2,693,474	3,124,876
Fannie Mae, UMBS, 3.5%, 5/01/2049	1,892,406	2,028,320
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	2,968,636	3,043,168
Freddie Mac, 2.791%, 1/25/2022	6,412,731	6,460,305
Freddie Mac, 2.355%, 7/25/2022	10,530,215	10,709,320
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,281,150
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,166,052
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,391,309
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,977,203
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,384,311
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,298,764
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,287,053
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,871,648
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	6,661,444	7,304,749
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	7,800,103	8,662,756
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,521,810
Freddie Mac, 3.117%, 6/25/2027	17,177,017	19,112,855
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	43,274,060	46,170,067
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,569,574
Freddie Mac, 4.06%, 10/25/2028	9,501,000	11,264,297
Freddie Mac, 1.089%, 7/25/2029 (i)	12,709,019	1,000,534
Freddie Mac, 1.144%, 8/25/2029 (i)	22,418,077	1,850,323
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	965,767
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,453,551	1,678,360
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	844,321	974,966
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	3,336,792	3,776,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$349,907	$64,249
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	33,339,354	35,937,998
Freddie Mac, 4.5%, 12/15/2040 (i)	335,033	31,627
Freddie Mac, 4%, 8/15/2044 (i)	453,331	51,381
Freddie Mac, UMBS, 3%, 11/01/2034 - 7/01/2050	11,599,307	12,275,070
Freddie Mac, UMBS, 2.5%, 8/01/2040	2,511,723	2,647,744
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,044,571	1,225,882
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,042,824	1,230,338
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	16,036,602	17,676,611
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	8,713,356	9,366,661
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	23,026,668	24,566,210
Ginnie Mae, 3%, 11/20/2044 - 6/20/2051	44,523,020	46,956,137
Ginnie Mae, 2.5%, 6/20/2051 - 7/20/2051	38,776,729	40,326,562
Ginnie Mae, TBA, 2.5%, 8/19/2051 - 10/21/2051	36,250,000	37,588,638
Ginnie Mae, TBA, 3.5%, 8/19/2051	64,811,608	68,062,315
Ginnie Mae, TBA, 4%, 9/15/2051	24,900,000	26,357,845
Ginnie Mae, TBA, 2%, 9/21/2051	9,550,000	9,764,502
Ginnie Mae, TBA, 3%, 9/21/2051	22,800,000	23,822,438
UMBS, TBA, 3%, 8/17/2036 - 9/25/2051	69,984,693	73,300,519
UMBS, TBA, 2%, 8/25/2036 - 10/14/2051	321,825,000	328,189,302
UMBS, TBA, 2.5%, 8/25/2036 - 10/25/2051	156,750,000	163,260,873
UMBS, TBA, 1.5%, 9/25/2036 - 10/01/2036	24,275,000	24,678,248
UMBS, TBA, 4%, 8/25/2051	19,425,000	20,757,308
UMBS, TBA, 3.5%, 9/25/2051	14,112,467	14,926,690
		$1,437,160,723
Municipals – 1.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$2,460,000	$2,537,971
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	24,325,000	26,144,624
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,805,354
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	25,254,000	33,008,726
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,691,654
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	6,320,000	8,267,291
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	4,260,000	6,316,598
State of Florida, “A”, 2.154%, 7/01/2030	29,316,000	30,381,212
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,435,566
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,502,780
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,234,692
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	17,800,000	5,678,639
		$145,005,107
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$19,748,452
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	14,644,646
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	18,278,688
		$52,671,786
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053 (n)	$7,351,000	$7,598,690
AT&T, Inc., 3.55%, 9/15/2055 (n)	19,066,000	19,694,225
Verizon Communications, Inc., 2.1%, 3/22/2028	6,225,000	6,400,220
Verizon Communications, Inc., 2.55%, 3/21/2031	11,670,000	12,133,378
Verizon Communications, Inc., 4.272%, 1/15/2036	9,580,000	11,514,300
		$57,340,813
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$24,293,000	$25,503,618
Halliburton Co., 5%, 11/15/2045	6,984,000	8,540,212
		$34,043,830

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$11,065,718
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	5,717,326
Valero Energy Corp., 4%, 4/01/2029	4,000,000	4,483,409
		$21,266,453
Other Banks & Diversified Financials – 1.1%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$23,529,000	$24,458,866
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,609,072
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,410,790
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	35,127,000	36,710,332
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,826,000	7,573,167
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	16,066,935
		$91,829,162
Pharmaceuticals – 0.2%
AbbVie, Inc., 3.8%, 3/15/2025	$14,250,000	$15,611,229
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,126,000	$2,277,506
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$12,137,000	$12,847,500
Real Estate - Office – 0.4%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$29,885,000	$30,770,834
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$20,214,566
Specialty Chemicals – 0.1%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$4,510,000	$4,719,895
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$21,436,758
TJX Cos., Inc., 3.875%, 4/15/2030	2,146,000	2,488,302
		$23,925,060
State & Local Agencies – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$29,043,000	$28,830,995
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,739,000	$6,109,343
American Tower Corp., REIT, 3.55%, 7/15/2027	22,854,000	25,274,257
American Tower Corp., REIT, 3.8%, 8/15/2029	14,349,000	16,159,628
American Tower Corp., REIT, 3.1%, 6/15/2050	4,889,000	4,932,816
Crown Castle International Corp., 3.7%, 6/15/2026	3,292,000	3,650,193
Crown Castle International Corp., 4%, 3/01/2027	1,204,000	1,358,677
Crown Castle International Corp., 3.8%, 2/15/2028	4,159,000	4,673,996
Crown Castle International Corp., 3.25%, 1/15/2051	11,043,000	11,305,224
SBA Communications Corp., 3.875%, 2/15/2027	21,041,000	21,698,531
SBA Communications Corp., 3.125%, 2/01/2029 (n)	17,490,000	17,176,885
T-Mobile USA, Inc., 2.55%, 2/15/2031	31,557,000	32,303,323
T-Mobile USA, Inc., 2.875%, 2/15/2031	6,431,000	6,466,821
T-Mobile USA, Inc., 4.375%, 4/15/2040	5,009,000	5,933,511
		$157,043,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$19,593,000	$20,817,323
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,406,000	2,798,209
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	14,574,000	14,934,569
		$38,550,101
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$12,841,000	$13,060,241
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	16,962,004
		$30,022,245
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 5.34%, 11/01/2021	$1,034	$1,043
Small Business Administration, 6.07%, 3/01/2022	1,590	1,608
Small Business Administration, 4.35%, 7/01/2023	25,623	26,462
Small Business Administration, 4.98%, 11/01/2023	35,683	37,089
Small Business Administration, 4.89%, 12/01/2023	39,195	40,540
Small Business Administration, 4.93%, 1/01/2024	40,354	42,031
Small Business Administration, 4.34%, 3/01/2024	72,807	75,075
Small Business Administration, 5.18%, 5/01/2024	48,345	50,837
Small Business Administration, 5.52%, 6/01/2024	55,639	58,328
Small Business Administration, 5.19%, 7/01/2024	58,256	61,202
Small Business Administration, 4.86%, 10/01/2024	46,415	48,439
Small Business Administration, 4.57%, 6/01/2025	134,469	140,786
Small Business Administration, 4.76%, 9/01/2025	449,596	470,579
Small Business Administration, 5.39%, 12/01/2025	29,346	31,351
Small Business Administration, 5.35%, 2/01/2026	172,865	185,249
Small Business Administration, 3.25%, 11/01/2030	985,817	1,055,162
Small Business Administration, 2.85%, 9/01/2031	1,817,004	1,920,089
Small Business Administration, 2.37%, 8/01/2032	998,792	1,042,572
Small Business Administration, 2.13%, 1/01/2033	1,913,857	1,990,431
Small Business Administration, 2.21%, 2/01/2033	507,629	532,745
Small Business Administration, 2.22%, 3/01/2033	1,988,893	2,072,389
Small Business Administration, 2.08%, 4/01/2033	3,336,562	3,479,697
Small Business Administration, 2.45%, 6/01/2033	3,725,753	3,907,709
Small Business Administration, 3.15%, 7/01/2033	4,485,359	4,839,277
Small Business Administration, 3.16%, 8/01/2033	4,540,553	4,888,592
Small Business Administration, 3.62%, 9/01/2033	2,804,023	3,061,165
		$30,060,447
U.S. Treasury Obligations – 17.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$74,100,000	$68,831,953
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	69,694,369
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	32,807,397
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	33,211,685
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	24,550,070
U.S. Treasury Bonds, 2.375%, 11/15/2049	81,500,000	90,032,031
U.S. Treasury Bonds, 1.625%, 11/15/2050	70,100,000	65,532,547
U.S. Treasury Notes, 0.125%, 12/31/2022	641,400,000	641,425,053
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	144,716,111
U.S. Treasury Notes, 0.375%, 12/31/2025	222,000,000	219,675,938
U.S. Treasury Notes, 0.875%, 6/30/2026	80,800,000	81,532,250
U.S. Treasury Notes, 1.125%, 8/15/2040	27,300,000	24,307,664
		$1,496,317,068
Utilities - Electric Power – 2.9%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$8,350,000	$9,138,775
AEP Transmission Co. LLC, 4%, 12/01/2046	7,080,000	8,619,430
Calpine Corp., 3.75%, 3/01/2031 (n)	16,960,000	16,319,590
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	19,635,000	20,813,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$27,271,000	$30,459,680
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	29,514,000	32,836,652
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	3,224,810
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	16,213,183
FirstEnergy Corp., 5.35%, 7/15/2047	20,026,000	25,177,487
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	9,976,382
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	22,976,142
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	6,890,000	7,423,975
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	11,177,791
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	31,004,109
		$245,361,106
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$5,548,000	$5,737,393
Total Bonds		$8,428,270,699
Investment Companies (h) – 10.5%
Money Market Funds – 10.5%
MFS Institutional Money Market Portfolio, 0.03% (v)	898,092,935	$898,092,935

Other Assets, Less Liabilities – (9.0)%		(766,525,594)
Net Assets – 100.0%		$8,559,838,040
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $898,092,935 and $8,428,270,699, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,375,392,807, representing 27.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$5,389	$19,672
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 7/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	587	$73,049,398	September – 2021	$383,135
U.S. Treasury Ultra Bond	Long	USD	1,952	389,485,000	September – 2021	28,071,805
						$28,454,940
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,120	$467,791,250	September – 2021	$(117,563)
U.S. Treasury Ultra Note 10 yr	Short	USD	2,907	436,776,750	September – 2021	(14,628,169)
						$(14,745,732)
At July 31, 2021, the fund had liquid securities with an aggregate value of $9,879,269 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,526,377,515	$—	$1,526,377,515
Non - U.S. Sovereign Debt	—	85,923,010	—	85,923,010
Municipal Bonds	—	149,984,425	—	149,984,425
U.S. Corporate Bonds	—	2,641,308,871	—	2,641,308,871
Residential Mortgage-Backed Securities	—	1,443,243,453	—	1,443,243,453
Commercial Mortgage-Backed Securities	—	889,835,886	—	889,835,886
Asset-Backed Securities (including CDOs)	—	764,690,568	—	764,690,568
Foreign Bonds	—	926,906,971	—	926,906,971
Mutual Funds	898,092,935	—	—	898,092,935
Total	$898,092,935	$8,428,270,699	$—	$9,326,363,634
Other Financial Instruments
Futures Contracts – Assets	$28,454,940	$—	$—	$28,454,940
Futures Contracts – Liabilities	(14,745,732)	—	—	(14,745,732)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,059,797,223	$401,752,744	$563,457,032	$—	$—	$898,092,935
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$68,631	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.